Organization (Details) - $ / shares	Apr. 26, 2021	Mar. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)		$ 0.001	$ 0.001
Merger Agreement | Subsequent Event
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)	$ 0.001
Exchange ratio of shares issued per acquiree share ( in shares)	0.52
Merger Agreement | Subsequent Event | Tremont Mortgage Trust
Business Acquisition [Line Items]
Common shares, par value (in dollars per share)	$ 0.01